UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zak Capital, Inc.
Address:	100 North Sixth Street
		Suite 476-A
		Minneapolis, MN  55403

13F File Number:  28-6872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Kathy A. Carlson
Title:	V.P., Director of Portfolio Administration
Phone:	612-372-6449
Signature, Place, and Date of Signing:

	Kathy A. Carlson		Minneapolis, MN		May 11, 1999

Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ] 	13F NOTICE.

[   ]		13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$593,319

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC TELECOMMUNICATIONS         COM              000886101     9425   197650 SH       SOLE                   191750              5900
ALLIANT TECHNOLOGY             COM              018804104     1600    20600 SH       SOLE                    20600
ALLIED WASTE                   COM              019589308     9185   636185 SH       SOLE                   624185             12000
AMC ENTERTAINMENT              COM              001669100     2145   139500 SH       SOLE                   139500
AMERICAN ITALIAN PASTA CO      COM              027070101    17551   702035 SH       SOLE                   688435             13600
APPLIED POWER INC              COM              038225108    16351   600035 SH       SOLE                   587735             12300
ARM FINANCIAL                  COM              001944107     6687   447685 SH       SOLE                   431685             16000
AUTODESK INC COM               COM              052769106    18350   453775 SH       SOLE                   445575              8200
AVIATION SALES COMPANY         COM              053672101     2189    49200 SH       SOLE                    49200
BANK UNITED                    COM              065412108     2712    66360 SH       SOLE                    63060              3300
BAY VIEW CAPITAL CORP.         COM              07262l101    10332   547400 SH       SOLE                   547400
BIO LOGIC SYS CORP COM         COM              090909102       51    20500 SH       SOLE                    20500
BISYS GROUP                    COM              055472104     6082   108125 SH       SOLE                   104625              3500
CENTOCOR INC COM               COM              152342101    17966   486385 SH       SOLE                   478585              7800
CMAC INVT CORP COM             COM              125662106    14336   367590 SH       SOLE                   360490              7100
COOPER CAMERON                 COM              216640102     4602   135845 SH       SOLE                   131845              4000
DIAL CORPORATION               COM              25247D101     8015   233160 SH       SOLE                   224660              8500
DIAMOND OFFSHORE               COM              25271C102     3530   111615 SH       SOLE                   106115              5500
DRILL-QUIP INC.                COM              262037104     8860   401600 SH       SOLE                   401600
ENDOSONICS CORP COM            COM              29264K105      136    21000 SH       SOLE                    21000
EQUIFAX                        COM              294429105     4688   136375 SH       SOLE                   129775              6600
FINOVA GROUP INC COM           COM              317928109    19084   367890 SH       SOLE                   361090              6800
FOREST LABS INC CL A           COM              345838106     6094   108095 SH       SOLE                   104095              4000
GROUP 1 AUTOMOTIVE INC.        COM              398905109     2392    97400 SH       SOLE                    97400
HCC INSURANCE HOLDINGS INC     COM              404132102     8149   423305 SH       SOLE                   410605             12700
HEALTH MANAGEMENT              COM              421933102     6086   499390 SH       SOLE                   481990             17400
HEALTHCARE FINANCIAL           COM              42219W108      308    11800 SH       SOLE                    11800
HNC SOFTWARE                   COM              40425P107    15398   470165 SH       SOLE                   460565              9600
LEXMARK INTL GROUP INC CL A    COM              529771107    13561   121215 SH       SOLE                   119015              2200
LITTELFUSE, INC.               COM              537008104     7925   431315 SH       SOLE                   418115             13200
M&T BANK                       COM              55261F104     2591     5409 SH       SOLE                     5159               250
MONDAVI ROBERT CORP CL A       COM              609200100    14950   418195 SH       SOLE                   409595              8600
MOOG INC                       COM              615394202     2422    79400 SH       SOLE                    79400
NATIONAL INSTRUMENTS           COM              636518102    10316   361975 SH       SOLE                   353675              8300
NORTH FORK BANK                COM              659424105     2547   120560 SH       SOLE                   114660              5900
OMNICARE                       COM              681904108    20638  1082655 SH       SOLE                  1061855             20800
ORTHODONTIC CTRS AMER COM      COM              68750P103    17654  1120880 SH       SOLE                  1097880             23000
PEDIATRIX MEDICAL GROUP        COM              705324101    24675   877335 SH       SOLE                   859735             17600
PIZZA INN INC NEW COM          COM              725848105       93    31000 SH       SOLE                    31000
PLATINUM TECHNOLOGY COM        COM              72764T101    33576  1316690 SH       SOLE                  1292790             23900
PROVINCE HEALTHCARE            COM              743977100     3019   163200 SH       SOLE                   163200
RACING CHAMPIONS               COM              750069106     3238   294400 SH       SOLE                   294400
RESTORATION HARDWARE           COM              760981100     1967    89400 SH       SOLE                    89400
RSL COMMUNICATIONS CLS A       COM              G7702U102    18599   517530 SH       SOLE                   507030             10500
SIPEX                          COM              829909100     3736   286000 SH       SOLE                   286000
SOVEREIGN BANCORP              COM              845905108     3640   297155 SH       SOLE                   287355              9800
STEEL DYNAMICS INC.            COM              858119100    18207  1099305 SH       SOLE                  1080305             19000
STERLING COMMERC               COM              859205106    32387  1053237 SH       SOLE                  1029937             23300
STEWART ENTERPRISES            COM              860370105    12739   793060 SH       SOLE                   777760             15300
SYBRON INTL CORP COM           COM              87114F106     3355   134220 SH       SOLE                   127620              6600
SYKES ENTERPRISES, INC.        COM              871237103     8500   263055 SH       SOLE                   254455              8600
SYNOPSYS                       COM              871607107     8299   154395 SH       SOLE                   148995              5400
TCF FINANCIAL                  COM              872275102     5943   228010 SH       SOLE                   221410              6600
TOTAL RENAL CARE               COM              89151A107    13237  1203330 SH       SOLE                  1180630             22700
WANG LABS INC NEW COM          COM              93369N109    12299   626685 SH       SOLE                   611485             15200
WARNACO GROUP INC CL A         COM              934390105    18788   761040 SH       SOLE                   745440             15600
WEATHERFORD                    COM              947074100    14820   567275 SH       SOLE                   557375              9900
WESLEY JESSEN                  COM              951018100    31726  1151050 SH       SOLE                  1127050             24000
WOLVERINE WORLDWIDE            COM              978097103     5566   585945 SH       SOLE                   569645             16300